Taxes - Current and Non-current tax assets and liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tax assets
Current tax assets	$ 11,455,893	$ 8,111,079
Non-current tax assets	12,908,124	10,530,057
Tax liabilities
Current tax liabilities	2,769,379	2,869,225
Non-current tax liabilities	14,928,665	13,567,513
Deferred tax liabilities
Tax liabilities
Non-current tax liabilities	12,955,929	11,824,515
Income tax
Tax liabilities
Non-current tax liabilities	1,972,736	1,742,998
Income tax payable
Tax liabilities
Current tax liabilities	1,551,099	1,746,972
Industry and commerce tax
Tax liabilities
Current tax liabilities	377,055	367,861
National tax and surcharge on gasoline
Tax liabilities
Current tax liabilities	239,680	211,819
Value added tax
Tax liabilities
Current tax liabilities	140,617	103,724
Carbon tax
Tax liabilities
Current tax liabilities	104,938	92,736
Other taxes, liabilities
Tax liabilities
Current tax liabilities	355,990	346,113
Deferred tax assets
Tax assets
Non-current tax assets	12,875,766	10,522,725
Income tax credits
Tax assets
Non-current tax assets	32,358	7,332
Income tax
Tax assets
Current tax assets	3,446,414	1,228,477
Income tax | Ecopetrol
Tax liabilities
Income tax generated due to the increase in self-withholding rates	1,957,626
VAT refund
Tax assets
Current tax assets	5,423,689	4,548,264
VAT refund | Ecopetrol
Tax liabilities
Current value added tax	1,024,550
VAT refund | Esenttia PP
Tax liabilities
Current value added tax	105,684
VAT refund | ISA Group
Tax liabilities
Current value added tax	41,209
Other taxes, assets
Tax assets
Current tax assets	$ 2,585,790	$ 2,334,338